Other receivables, net	6 Months Ended
Jun. 30, 2023
Receivables [Abstract]
Other receivables, net

Note 7 – Other receivables, net

Other receivables, net consist of the following:

	As of June 30, 2023	As of December 31, 2022

Receivables from sales of short-term investment	$6,788,622	$—
Others	682,268	110,846
Total other receivables	$7,470,890	$110,846
Allowance for doubtful accounts	(11,225)	(11,801)
Total other receivables, net	$7,459,665	$99,045
Less: other receivables, net - discontinued operations	(97,768)	(99,045)
Total other receivables, net - continuing operations	$7,361,897	$—